Annual Operating Expenses {- Communication Services Portfolio} - 02.28 VIP Sector Funds Investor Combo PRO-20 - Communication Services Portfolio - VIP Communication Services Portfolio-Investor VIP	Apr. 30, 2021
Operating Expenses:
Management fee	0.53%
Distribution and/or Service (12b-1) fees	none
Other expenses	0.25%
Total annual operating expenses	0.78%